Income Taxes (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 111,335		$ 61,912
Valuation allowance	(15,823)	$ (1,466)	(5,445)	$ (4,061)
Net change in valuation allowance	$ 10,378	$ 2,595	$ 1,384	$ 4,061